Basis of Presentation - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	1 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Aug. 31, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
State taxes paid, net	$ 0	$ 2,637	$ 2,710	$ 2,569	$ 2,713	$ 2,645
Interest paid	7,238	72,710	95,889	147,632	138,339	123,763
Accrued capital expenditures	$ 1,471	$ 1,405	$ 882	$ 552	$ 272	$ 558